AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 419	SFr (151)	SFr 566	SFr 268	SFr 40
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(123)	2	(22)	(121)	(34)
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	0	0	0
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	0	0	0
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(75)	58	63	(17)	141
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(18)	(17)	(24)	(35)	(48)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(22)	(21)	(29)	(43)	(59)
Income tax expense/(benefit)	4	4	5	8	11
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	60	62	78	122	146
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	74	76	95	150	178
Income tax expense/(benefit)	SFr (14)	SFr (14)	SFr (17)	(28)	(32)
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)				221	6
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				(121)	(34)
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	0
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	0
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				(99)	44
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				1	1
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				4	0
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax				5	(2)
Income tax expense/(benefit)				SFr (1)	SFr 2